Document and Entity Information	Dec. 08, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001318605
Document Type	8-K
Document Period End Date	Dec. 08, 2020
Entity Registrant Name	Tesla, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-34756
Entity Tax Identification Number	91-2197729
Entity Address, Address Line One	3500 Deer Creek Road
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	(650)
Local Phone Number	681-5000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock
Trading Symbol	TSLA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false